Taxation (Tables)	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

(In $ millions)	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

Current tax expense:
United Kingdom	$—	$—	$—	$—
Foreign	34.2	4.4	50.3	8.4
Total current tax expense	$34.2	$4.4	$50.3	$8.4

Deferred tax benefit:
United Kingdom	—	—	—	—
Foreign	(1.3)	5.1	(3.1)	5.1
Total income tax expense	$32.9	$9.5	$47.2	$13.5

Effective income tax rate reconciliation
The Company's effective income tax rate for the three and six month periods ended June 30, 2015 and 2014 is as follows:

Effective tax rate

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

United Kingdom statutory income tax rate	20.3%	21.5%	20.3%	21.5%
Effect of other tax jurisdictions	(5.7)%	(12.4)%	(5.1)%	(12.6)%
Effective income tax rate	14.6%	9.1%	15.2%	8.9%

Net deferred tax assets and liabilities
Deferred taxes

The net deferred tax assets consist of the following:

(In US$ millions)	June 30, 2015	December 31, 2014

Net operating loss carryfoward	$14.9	$14.8
Property, plant and equipment	6.8	3.0
Provisions	1.4	1.5
Gross deferred tax assets	$23.1	$19.3
Valuation allowance related to NOL	(1.2)	(0.9)
Net deferred tax asset	$21.9	$18.4

The net deferred tax assets are classified as follows:

(In US$ millions)	June 30, 2015	December 31, 2014

Short-term deferred tax assets	$1.3	$1.5
Long-term deferred tax assets	20.6	16.9
Net deferred tax	$21.9	$18.4